INCOME TAXES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 1,380,000	$ 1,380,000
Federal Tax Loss Carry Forwards Expiration	expire in 2032
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	$ 650,000	$ 650,000